Segment Reporting	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segment Reporting
Note 21 – Segment Reporting
The following table presents revenue by the Group’s reportable segments:

	Hardware Revenue
	Stand Alone $’000	Distributed Chargers $’000	Other $’000	Total Hardware Revenue $’000	Service and Maintenance Revenue $’000	Total Revenue $’000
Year Ended June 30, 2020
Revenue	13,817	27,431	230	41,478	5,491	46,969
Cost of goods sold	(13,682)	(31,867)	(256)	(45,805)	(2,138)	(47,943)

Segment gross profit/(loss)	135	(4,436)	(26)	(4,327)	3,353	(974)

Year Ended June 30, 2021
Revenue	20,084	32,974	504	53,562	2,595	56,157
Cost of goods sold	(21,099)	(33,718)	(371)	(55,188)	(2,873)	(58,061)

Segment gross profit/(loss)	(1,015)	(744)	133	(1,626)	(278)	(1,904)

Year Ended June 30, 2022
Revenue	52,072	26,603	2,157	80,832	4,989	85,821
Cost of goods sold	(51,907)	(28,597)	(1,879)	(82,383)	(3,778)	(86,161)

Segment gross profit/(loss)	165	(1,994)	278	(1,551)	1,211	(340)

The Group manages its business across seven operating segments for the purposes of assessing performance and making operating decisions. These operating segments are based on stand alone products, distributed chargers and other products. The Group’s Chief Operating Decision Maker (CODM) uses revenue and gross margin/loss to evaluate segment performance and allocate resources. The CODM does not evaluate operating segments using asset or liability information nor are there any other performance metrics or measures used to monitor the operations.
These operating segments are aggregated into three reportable segments, being stand alone products, distributed chargers and other products. Stand alone charging systems are single units. Distributed charging systems can have multiple user units all connected in the one system. The operating segments meet the qualitative criteria for aggregation in this manner as the operating segments that are aggregated into the stand alone segment have similar economic characteristics, are similar in nature and they have similar manufacture, distribution chains and customers. This is also the case for those operating segments that are aggregated into the ‘distributed chargers’ segment.
Other products are managed as a single operating and reportable segment and are monitored by the CODM in this way.
The Group believes the current method of segment reporting reflects both the way its business segments are currently managed and the way the performance of each segment is evaluated by the CODM.
The Group does not monitor services and maintenance revenue as it is not considered a key part of the current business operations.
The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies and there are no inter-segment
revenues or costs.
In terms of concentration of customer risks, revenues from one customer in the distributed chargers segment represents approximately $13.0 million of the total amount (2021: $17.0 million; 2020: $17.1 million), representing 15% of the total revenue.
The following table reconciles segment gross (loss) to loss from operations and a calculation of segment gross margin:

	Group
	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
Revenue	85,821	56,157	46,969
Cost of goods sold	(86,161)	(58,061)	(47,943)
Segment gross (loss)	(340)	(1,904)	(974)
Selling, general and administration expense	(74,323)	(31,624)	(23,615)
Product development expense	(14,031)	(10,521)	(9,548)
Foreign exchange gain/(loss)	(4,208)	(1,436)	(231)

Total operating costs and expenses	(92,562)	(43,581)	(33,394)

Segment gross (loss)	(340)	(1,904)	(974)
Revenue	85,821	56,157	46,969

Segment gross margin	(0.4%)	(3.4%)	(2.1%)
Segment gross profit is calculated as Revenue less Cost of goods sold.
The following table presents the Group’s revenue by geographic area based on the entity that has entered the external contract to supply the product and services. The entity’s geographical area is based on the place of incorporation.

	Group
	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
Australia	12,735	5,044	10,420
United States	33,174	12,730	5,802
The Netherlands	39,912	38,383	30,747

Total revenue	85,821	56,157	46,969

The following table presents long-lived assets by geographic area on the same basis as detailed above:

	Group
	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000
Australia	18,709	16,138
United States	16,290	2,754
The Netherlands	792	5,109

Total long-lived assets	35,791	24,001

The Group’s manufacturing and inventory is predominately located in and supplied from Australia.